Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Common Stock
Common Stock

9.Common Stock

In connection with the Closing of the Business Combination, the Company increased its total number of authorized shares to 440,000,000 shares, consisting of 400,000,000 shares of common stock and 40,000,000 shares of preferred stock.

The Company has reserved shares of common stock for issuance as follows (in thousands):

	March 31	December 31
	2024	2023
Warrants	26,724	2,894
Shares available for future grant from 2024 plan	3,983	—
Convertible promissory notes	800	1,835
Options issued and outstanding	668	668
Shares available for future grant from 2024 ESPP	600	—
RSUs outstanding	392	392
Shares available for future grant from 2011 plan	—	113
Total	33,167	5,902

6.Common Stock

The Company’s total number of authorized shares is 200,000,000 shares and the total number of common shares issued is 129,395,774 shares (December 31, 2022: 127,760,265 shares) with a par value of $0.001 per share.

The Company has reserved the following shares of authorized but unissued common stock as of December 31, 2023

Options outstanding	3,579,294
RSUs outstanding	2,099,970
Shares available for grant from 2011 plan	605,826
Warrants	9,200,000
Convertible promissory notes	9,827,666
Total	25,312,756